Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	First Breach Inc.
Entity Central Index Key	0001892704
Entity Tax Identification Number	82-5147193
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18450 Showalter Rd
Entity Address, City or Town	Hagerstown
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21742
City Area Code	(443)
Local Phone Number	900-9890
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	18450 Showalter Rd
Entity Address, City or Town	Hagerstown
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21742
City Area Code	(443)
Local Phone Number	900-9890
Contact Personnel Name	Jeffrey Low